RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Apr. 21, 2020	Oct. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2020	Apr. 24, 2020	Feb. 29, 2020
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share						$ 10.00
Due to Related Parties, Current			$ 10,000
Sponsor Monthly Fee Payable	$ 10,000
Administrative Support Agreement, total expenses incurred				$ 20,000	$ 20,000
Administrative Support Agreement, accrued expenses				$ 20,000	$ 20,000
Amount of loans convertible into warrants			1,500,000
Issuance of Class B ordinary share, shares		1
Consideration received for issuance of stock to the sponsor		$ 0
Advances from related party			17,631
Non-interest bearing advance from the Sponsor			$ 17,631
Scenario A [Member]
Related Party Transaction [Line Items]
Period after completion of business combination			1 year
Scenario B [Member]
Related Party Transaction [Line Items]
Adjusted share price per share for any 20 trading days within any 30 trading day commencing at least 150 days after business combination			$ 12.00
Private placement warrant
Related Party Transaction [Line Items]
Class of Warrant or Right, Per Warrant			$ 1.50		$ 1.50
Related Party Loans [Member]
Related Party Transaction [Line Items]
Warrants Price Per Unit					$ 1.50
Sponsor
Related Party Transaction [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor	20,700,000	1
Debt Instrument, Face Amount		$ 25,000
Related Party Transaction Number Of Shares Held		17,250,000
Notes Payable, Other Payables [Member] | Sponsor
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							$ 300,000
Due to Related Parties, Current							$ 300,000
Maximum [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Amount of loans convertible into warrants					$ 1,500,000
Over-Allotment Option
Related Party Transaction [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor		0
Over-Allotment Option | Sponsor
Related Party Transaction [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor					2,700,000
Related Party Transaction Percentage Of Issued And Outstanding Shares After Initial Public Offering Held By Sponsor					20.00%
Common Class A | Sponsor
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share				$ 12.00	$ 12.00